Segmented and geographic information	12 Months Ended
Oct. 31, 2019
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Segmented and geographic information

Note 30	Segmented and geographic information

CIBC has four strategic business units (SBUs) – Canadian Personal and Small Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Small Business Banking provides personal and business clients across Canada with financial advice, products and services through a team in our banking centres, as well as through our direct, mobile and remote channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada
, as well as
 asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides high-touch, relationship-oriented commercial, personal and small business banking, as well as wealth management services to meet the needs of middle-market companies, executives, entrepreneurs, high-net-worth individuals and families in the markets we serve in the U.S.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking so
lutions
and top-ranked research to corporate, government and institutional clients around the world.
Corporate and Other includes the following functional groups – Technology and Operations, Risk Management, Culture and Brand, and Finance, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Business unit allocations
Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.
Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. Once the interest and liquidity risk
s
inherent in our client-driven assets and liabilities
are
transfer priced into Treasury,
they are
managed within CIBC’s risk framework and limits. The residual financial results associated with Treasury activities are reported in Corporate and Other, with the exception of certain Treasury activities in U.S. Commercial Banking and Wealth Management, which are reported in that SBU. Capital is attributed to the SBUs in a manner that is intended to consistently measure and align economic costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other. We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.
To measure and report the results of operations of the lines of business within our Canadian Personal and Small Business Banking and Canadian Commercial Banking and Wealth Management SBUs, we use a Manufacturer/Customer Segment/Distributor Management Model. The model uses certain estimates and allocation methodologies to process internal payments between lines of business for sales, renewals and trailer commissions to facilitate preparation of segmented financial information. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.
Non-interest expenses incurred by our functional groups are attributed to the SBUs to which they relate based on appropriate criteria.
Effective November 1, 2017, provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans are recognized in the respective SBUs. See “Changes made to our business segments in previous years” below for details on how provision for credit losses was attributed prior to our adoption of IFRS 9 on November 1, 2017.
Changes made to our business segments in previous years
2018
We adopted IFRS 9 effective November 1, 2017. As permitted, prior period amounts were not restated. See Note 1 for additional details. Our adoption of IFRS 9 impacted how provision for credit losses is attributed to our SBUs. Prior to November 1, 2017, provision for credit losses on performing loans was recognized in Corporate and Other, with the exception of provision for credit losses related to CIBC Bank USA, which was recognized in U.S. Commercial Banking and Wealth Management, and provision for credit losses on: (i) performing residential mortgages greater than 90 days delinquent; and (ii) performing personal loans and scored small business loans greater than 30 days delinquent, which was recognized in Canadian Personal and Small Business Banking. Following our adoption of IFRS 9 on November 1, 2017, we recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs.
2017
In 2017, we announced changes to CIBC’s leadership team and organizational structure to further accelerate our transformation. We also completed our acquisition of PrivateBancorp and its subsidiary, The PrivateBank, subsequently rebranded as CIBC Bank USA. These changes resulted in the creation of our four current SBUs: Canadian Personal and Small Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. Prior to the announcement, CIBC had three SBUs: Retail and Business Banking, Wealth Management, and Capital Markets.
In 2017, we also enhanced the transfer pricing methodology used by Treasury to charge and credit the SBUs for the cost and benefit of funding assets and liabilities, respectively, to better align to our liquidity risk models.
Prior period amounts were reclassified accordingly as a result of these changes, with no impact on prior period consolidated net income.

Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2019	Net interest income (2)	$6,382	$1,224	$1,383	$1,228	$334	$10,551	$7,890	$1,405	$820	$436
	Non-interest income (3)(4)	2,376	2,822	583	1,709	570	8,060	6,008	1,099	643	310
	Total revenue	8,758	4,046	1,966	2,937	904	18,611	13,898	2,504	1,463	746
	Provision for (reversal of) credit losses	896	163	73	153	1	1,286	1,111	173	1	1
	Amortization and impairment (5)	96	8	109	4	621	838	508	139	181	10
	Other non-interest expenses	4,649	2,098	1,010	1,512	749	10,018	7,985	1,290	556	187
	Income (loss) before income taxes	3,117	1,777	774	1,268	(467)	6,469	4,294	902	725	548
	Income taxes (2)	826	476	91	331	(376)	1,348	1,008	139	155	46
	Net income (loss)	$2,291	$1,301	$683	$937	$(91)	$5,121	$3,286	$763	$570	$502
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25	$–	$–	$25	$–
	Equity shareholders	2,291	1,301	683	937	(116)	5,096	3,286	763	545	502
	Average assets (6)	$259,089	$62,552	$48,687	$184,566	$84,822	$639,716	$501,066	$99,152	$27,086	$12,412
2018	Net interest income (2)	$6,167	$1,120	$1,236	$1,413	$129	$10,065	$7,963	$1,204	$793	$105
	Non-interest income (3)(4)	2,438	2,745	530	1,499	557	7,769	6,030	895	567	277
	Total revenue	8,605	3,865	1,766	2,912	686	17,834	13,993	2,099	1,360	382
	Provision for (reversal of) credit losses	741	5	79	(30)	75	870	740	57	75	(2)
	Amortization and impairment (5)	98	9	107	4	439	657	469	136	44	8
	Other non-interest expenses	4,297	2,059	916	1,488	841	9,601	7,655	1,231	530	185
	Income (loss) before income taxes	3,469	1,792	664	1,450	(669)	6,706	5,129	675	711	191
	Income taxes (2)	922	485	99	381	(465)	1,422	1,021	288	72	41
	Net income (loss)	$2,547	$1,307	$565	$1,069	$(204)	$5,284	$4,108	$387	$639	$150
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,547	1,307	565	1,069	(221)	5,267	4,108	387	622	150
	Average assets (6)	$259,130	$55,713	$42,028	$166,231	$75,339	$598,441	$476,224	$80,935	$31,101	$10,181
2017	Net interest income (2)	$5,752	$984	$545	$1,647	$49	$8,977	$7,829	$449	$639	$60
	Non-interest income (3)(4)	2,620	2,606	331	1,176	570	7,303	5,720	675	646	262
	Total revenue	8,372	3,590	876	2,823	619	16,280	13,549	1,124	1,285	322
	Provision for (reversal of) credit losses	766	16	84	(4)	(33)	829	730	68	31	–
	Amortization and impairment (5)	87	9	33	5	408	542	431	64	39	8
	Other non-interest expenses	4,261	2,012	501	1,368	887	9,029	7,534	805	518	172
	Income (loss) before income taxes	3,258	1,553	258	1,454	(643)	5,880	4,854	187	697	142
	Income taxes (2)	838	415	55	364	(510)	1,162	928	88	110	36
	Net income (loss)	$2,420	$1,138	$203	$1,090	$(133)	$4,718	$3,926	$99	$587	$106
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$19	$19	$–	$–	$19	$–
	Equity shareholders	2,420	1,138	203	1,090	(152)	4,699	3,926	99	568	106
	Average assets (6)	$246,316	$50,832	$19,905	$156,440	$68,872	$542,365	$451,831	$52,023	$28,553	$9,958

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of
$2 million and $177 million, respectively (2018: $2 million and $278 million, respectively; 2017: $2 million and $298 million, respectively) with an equivalent offset in Corporate and Other.

(3)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(4)
Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model. Prior period amounts have been restated to conform to the presentation.

(5)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.

The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2019	2018	2017
Canadian Personal and Small Business Banking	$8,758	$8,605	$8,372
Canadian Commercial Banking and Wealth Management
Commercial banking	$1,651	$1,488	$1,324
Wealth management	2,395	2,377	2,266
	$4,046	$3,865	$3,590
U.S. Commercial Banking and Wealth Management (1)
Commercial banking	$1,349	$1,197	$532
Wealth management	611	563	324
Other	6	6	20
	$1,966	$1,766	$876
Capital Markets (1)
Global markets	$1,705	$1,674	$1,601
Corporate and investment banking (2)	1,232	1,238	1,222
	$2,937	$2,912	$2,823
Corporate and Other (1)
International banking	$803	$663	$723
Other	101	23	(104)
	$904	$686	$619

(1)
U.S. Commercial Banking and Wealth Management and Capital Markets revenue includes a TEB adjustment of $2 million and $177 million, respectively (2018: $2 million and $278 million, respectively; 2017: $2 million and $298 million, respectively) with an equivalent offset in Corporate and Other.

(2)	Certain information has been reclassified to conform to the presentation adopted in 2019. Corporate and investment banking now includes the Other line of business.